GENERAL	12 Months Ended
Dec. 31, 2021
Disclosure Of General [Abstract]
GENERAL
NOTE 1 – GENERAL

Neogames S.A. (together with its subsidiaries, the “Company”) was incorporated in Luxemburg on April 10, 2014.

The Company, together with a joint operation and a joint venture, is a leading global technology provider engaged in the development and operation of online lotteries and games, allowing lottery operators to distribute lottery products via online sales channels while using the Company’s technology.

The Company serves contracts across Europe and the United States of America through its wholly owned operating subsidiaries: NeoGames Systems Ltd. (“NGS”), incorporated in 2014, and NeoGames Ukraine, incorporated in 2018. In 2014, the Company incorporated NeoGames US LLP (“NeoGames US”) serving as the active arm for the North American market. In 2018 NeoGames S.R.O was incorporated, in the Czech Republic which designate to serve the digital solution for the local leading lottery operator (SAZKA a.s.) up till the end of December 2025.

The Company, together with a publicly traded Canadian Company, Pollard Banknote Limited (“Pollard”), develops, and operates an iLottery program on behalf of the State of Michigan in the United States (the “Michigan Joint Operation”). The agreement to operate the state’s iLottery program was extended in December 2020 and will expire in July 2026.

On July 31, 2014, Pollard and NeoGames US jointly established an equal ownership share, NeoPollard Interactive LLC (“NPI” or the “Joint Venture”) designated to participate in iLottery tenders in the North American market. NPI has operated the Virginia State Lottery online e-Subscription program, since 2015 through October 2026, the iLottery platform on behalf of New Hampshire Lottery since September 2018 with an initial term of seven years, the North Carolina Education Lottery iLottery program since October 2019 (initial terms of five years with an option to extend for additional five years) and the Alberta Gaming, Liquor and Cannabis Commission ("AGLC') iLottery platform since September 2020 (initial term of seven years, with an option to extend for five years).

On November 24, 2020, the Company completed an initial public offering on Nasdaq exchange of 5,528,650 ordinary shares, no par value, including 721,128 ordinary shares sold pursuant to the full exercise of the underwriters’ overallotment option. The offering consisted of 2,987,625 ordinary shares offered by the Company and 2,541,025 ordinary shares offered by certain selling shareholders. The ordinary shares were traded at an offering price of $17.00 per ordinary share for an aggregate offering value of $94.0 million. The Company shares are traded under the symbol “NGMS”.

The Company’s principal shareholders, as of December 31, 2021 were Caesars Entertainment Organization Limited (“Caesars”, which acquired our previous shareholder, William Hill Organization Limited ("William Hill" or "WH") in April 2021), Barak Matalon, Pinhas Zehavi, Elyahu Azur and Aharon Aran, that collectively own a majority of Aspire Global Plc (“Aspire”), a publicly traded company which conducts iGaming operations through its subsidiaries (together with Aspire, the “Aspire Group”).

On September 16, 2021, Caesars completed an underwritten public offering of ordinary shares including full exercise of the underwriters’ option to purchase additional ordinary shares leading to the sale of an aggregate of 3,975,947 Ordinary Shares through an underwritten filing and on March 14, 2022, Caesars consummated a block sale of its remaining shares and consequently is no longer beneficially owner of any securities of the Company.

On January 17, 2022, we commenced a public offer to the shareholders of Aspire Global plc to acquire 100% of the outstanding shares for approximately $480 million. The offer is comprised of cash for 50% of Aspire Global and equity for the remaining 50% of shares. If the offer is accepted by at least 90% of Aspire shareholders, and subject to additional terms and conditions, the transaction is expected to close during the first half of 2022. Accordingly, the company recorded Prospective acquisition related expenses of $3.8 million.